NOTES RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2020
NOTES RECEIVABLE
Schedule of notes receivable

	December 31,
	2020	2019
CCR Note	$375,000	$375,000
BB Note	100,000	100,000
Total Principal	475,000	475,000
Allowance for doubtful accounts	(125,000)	—
Unamortized loan origination fee	—	(6,667)
	350,000	468,333
Less: Current portion	(350,000)	(375,000)
Long-term portion	$—	$93,333